                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

 [LOGO OF USAA]
    USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2009

(Form N-Q)

48463 -0210                                                                                                                                                                                                                                                   ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the values of the securities.

The Fund’s investments consist of securities meeting the requirements to qualify at the time of purchase as “eligible securities” under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)
Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Morgan Stanley, Rabobank Nederland N.V., Societe Generale, SunTrust Bank, or Wells Fargo & Co.

1  |  USAA California Money Market Fund

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG	Association of Bay Area Governments
CCD	Community College District
SPEAR	Short Puttable Exempt Adjustable Receipts
USD	Unified School District

                                                                                                                                                                                                                                                                                 Portfolio of Investments   |  2

PORTFOLIO OF INVESTMENTS

USAA California Money Market Fund
December 31, 2009 (unaudited)

Principal Amount (000)
Security
Coupon Rate
Final Maturity
Value (000)

VARIABLE-RATE DEMAND NOTES (96.5%)

California (88.5%)

 $
4,400
ABAG Finance Auth. for Nonprofit Corps. (LOC - Allied Irish Banks plc)
0.37
%
10/01/2037
$
4,400

6,390
ABAG Finance Auth. for Nonprofit Corps. (LOC - Comerica Bank, N.A.)
0.30

12/01/2039
6,390

1,619
Anaheim (LOC - Union Bank of California, N.A.)
1.95

12/01/2015
1,619

2,369
Anaheim Housing Auth. (LOC - Union Bank of California, N.A.)
1.95

12/01/2015
2,369

1,705
Apple Valley (LOC - Union Bank of California, N.A.)
0.42

9/01/2015
1,705

12,400
Azusa USD (LIQ)(INS)
1.00

6/01/2029
12,400

11,050
Azusa USD (LIQ)(INS)
1.00

6/01/2038
11,050

2,353
Culver City Redevelopment Agency (LOC - Union Bank of California, N.A.)
1.95

12/01/2015
2,353

2,410
Dublin USD (INS)(LIQ) (a)
0.30

2/01/2012
2,410

13,390
Educational Facilities Auth. (LOC - Allied Irish Banks plc)
0.33

10/01/2034
13,390

18,000
Educational Facilities Auth. (LIQ)
0.38

10/01/2040
18,000

20,000
Golden State Tobacco Securitization Corp. (INS)(LIQ) (a)
0.28

6/01/2013
20,000

9,000
Golden State Tobacco Securitization Corp. (LIQ)(NBGA) (a)
0.70

6/01/2047
9,000

4,500
Hanford (LOC - Union Bank of California, N.A.)
0.42

4/01/2023
4,500

5,600
Infrastructure and Economic Dev. Bank (LOC - Allied Irish Banks plc)
0.37

10/01/2027
5,600

18,600
Irvine Ranch Water District (LOC - Landesbank Baden-Wurttemberg)
0.30

5/01/2037
18,600

18,000
Irvine USD Communities Facilities District (LIQ)(LOC - State Street Bank and Trust Co.) (a)
0.45

3/01/2012
18,000

2,075
Livermore (LOC - Allied Irish Banks plc)
0.40

10/01/2030
2,075

7,540
Loma Linda (LOC - Union Bank of California, N.A.)
0.45

6/01/2025
7,540

20,000
Long Beach Health Facilities
0.33

10/01/2016
20,000

4,795
Los Angeles (LOC - Allied Irish Banks plc)
0.37

8/01/2037
4,795

12,800
Los Angeles Municipal Improvement Corp. (INS)(LIQ) (a)
0.25

1/01/2015
12,800

6,575
Montebello Public Financing Auth. (LOC - Union Bank of California, N.A.)
0.45

12/01/2034
6,575

7,190
Municipal Finance Auth. (LOC - Allied Irish Banks plc)
0.30

5/01/2039
7,190

1,635
Perris Union High School District (LIQ)(INS)
1.00

9/01/2018
1,635

3,935
Perris Union High School District (LIQ)(INS)
1.00

9/01/2033
3,935

1,000
Pollution Control Financing Auth. (LOC - Comerica Bank, N.A.)
0.31

7/01/2039
1,000

18,645
Pomona (LOC - HSH Nordbank A.G.)
0.36

1/01/2034
18,645

1,625
San Diego County (LOC - Allied Irish Banks plc)
0.30

11/01/2034
1,625

15,000
San Diego USD (LIQ)(LOC - Dexia Credit Local) (a)
0.50

7/01/2028
15,000

5,115
Selma Public Financing Auth. (LOC - Allied Irish Banks plc)
0.37

9/15/2022
5,115

3  |  USAA California Money Market Fund

Principal Amount (000)
Security
Coupon Rate
Final Maturity
Value (000)

 $
12,114
SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)
0.27
%
8/01/2031
$
12,114

6,395
SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)
0.27

8/01/2041
6,395

7,795
State (INS)(LIQ) (a)
0.26

9/01/2012
7,795

11,540
State (INS)(LIQ) (a)
0.28

12/01/2012
11,540

7,600
State (LIQ) (a)
0.28

12/01/2030
7,600

7,300
State (LIQ)(LOC - Dexia Credit Local) (a)
0.30

8/01/2032
7,300

9,050
State (INS)(LIQ) (a)
0.35

8/01/2032
9,050

10,000
State
0.90

5/01/2040
10,000

27,400
Statewide Communities Dev. Auth. (LIQ)(LOC - Citigroup, Inc.) (a)
0.50

7/01/2012
27,400

3,200
Statewide Communities Dev. Auth. (LOC - SunTrust Bank)
0.25

6/01/2013
3,200

3,995
Statewide Communities Dev. Auth. (LIQ)(LOC - Citigroup, Inc.) (a)
0.70

6/01/2013
3,995

9,000
Statewide Communities Dev. Auth. (LIQ) (a)
0.50

7/01/2016
9,000

6,600
Statewide Communities Dev. Auth. (LOC - SunTrust Bank)
0.30

4/01/2027
6,600

5,000
Statewide Communities Dev. Auth. (LIQ)(LOC - Wells Fargo & Co.) (a)
0.25

10/01/2036
5,000

6,000
Statewide Communities Dev. Auth. (LOC - Federal Home Loan Bank of San Francisco)
0.45

8/01/2037
6,000

7,000
Statewide Communities Dev. Auth. (LIQ)(NBGA) (a)
1.10

9/01/2038
7,000

2,200
Univ. of California Regents (LIQ) (a)
0.25

5/15/2030
2,200

4,000
Ventura County CCD (LIQ) (a)
0.35

8/01/2027
4,000

5,290
West Covina Public Financing Auth. (LOC - Union Bank of California, N.A.)
0.45

5/01/2034
5,290

6,985
West Covina Public Financing Auth. (LOC - Union Bank of California, N.A.)
0.45

5/01/2034
6,985

418,180

Puerto Rico (8.0%)

10,700
Commonwealth (LIQ)(LOC - Bank of America, N.A.) (a)
0.40

7/01/2011
10,700

1,000
Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (a)
0.50

7/01/2033
1,000

9,980
Highway and Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (a)
0.50

7/01/2041
9,980

16,300
Highway and Transportation Auth. (INS)(LIQ) (a)
0.60

7/01/2041
16,300

37,980

Total Variable-Rate Demand Notes (cost: $456,160)
456,160

PUT BONDS (1.2%)

Puerto Rico (1.2%)

5,500
Industrial, Medical and Environmental Pollution Control Facilities Financing Auth. (cost: $5,500)
2.00

3/01/2023
5,500

FIXED-RATE INSTRUMENTS (2.1%)

California (2.1%)

10,000
State (cost: $10,068)
3.00

5/25/2010
10,068

Total Investments (cost: $471,728)

$ 471,728

                                                                                                                                                                                                                                                                                     Portfolio of Investments |  4

 ($ in 000s)
VALUATION HIERARCHY

(LEVEL 1) Quoted Prices in Active Markets for Identical Assets
(LEVEL 2) Other Significant Observable Inputs
(LEVEL 3) Significant Unobservable Inputs
Total

VARIABLE-RATE DEMAND NOTES
$
—
$
456,160
$
—
$
456,160

PUT BONDS
—
5,500
—
5,500

FIXED-RATE INSTRUMENTS
—
10,068
—
10,068

 Total
$
—
$
471,728
$
—
$
471,728

5  |  USAA California Money Market Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust’s Board of Trustees.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost

                                                                                                                                                                                                                                                                  Notes to Portfolio of Investments  |  6

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. Guarantee program – Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. Effective September 18, 2009, the Program has expired.

E. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $472,883,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

7  |  USAA California Money Market Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.